Common Stock (Details 6) - Equity Option [Member] - $ / shares	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Number of options outstanding	6,039,100
Number of options outstanding, exercise prices	$ 4.18	$ 4.18
Number of options exercisable	4,979,700
Range 1 [Member]
Number of options outstanding	3,390,600
Number of options outstanding, exercise prices	$ 3.84
Number of options outstanding, weighted average remaining contractual term	9 months 29 days
Number of options exercisable	3,390,600
Number of options exercisable, exercise prices	$ 3.84
Number of options exercisable, weighted average remaining contractual term	9 months 29 days
Range 2 [Member]
Number of options outstanding	2,648,500
Number of options outstanding, exercise prices	$ 4.62
Number of options outstanding, weighted average remaining contractual term	2 years 4 months 28 days
Number of options exercisable	1,589,100
Number of options exercisable, exercise prices	$ 4.62
Number of options exercisable, weighted average remaining contractual term	2 years 4 months 28 days
Minimum [Member] | Range 1 [Member]
Number of options outstanding, range of exercise prices	$ 3.00
Minimum [Member] | Range 2 [Member]
Number of options outstanding, range of exercise prices	4.00
Maximum [Member] | Range 1 [Member]
Number of options outstanding, range of exercise prices	4.00
Maximum [Member] | Range 2 [Member]
Number of options outstanding, range of exercise prices	$ 5.00